Quarterly Holdings Report
for

Fidelity® Mid-Cap Stock K6 Fund

July 31, 2021

MCS-K6-QTLY-0921
1.9893887.102

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATION SERVICES - 3.2%
Entertainment - 0.2%
Endeavor Group Holdings, Inc. Class A (a)	40,374	$1,035,593
Media - 3.0%
Discovery Communications, Inc. Class A (b)	34,396	997,828
Interpublic Group of Companies, Inc.	159,578	5,642,678
Nexstar Broadcasting Group, Inc. Class A	13,050	1,919,264
Omnicom Group, Inc.	60,144	4,379,686
		12,939,456

TOTAL COMMUNICATION SERVICES		13,975,049

CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.3%
Magna International, Inc. Class A (sub. vtg.)	14,041	1,177,211
Automobiles - 1.2%
Aston Martin Lagonda Global Holdings PLC (b)(c)	75,671	2,053,166
Stellantis NV (d)	167,225	3,205,703
		5,258,869
Hotels, Restaurants & Leisure - 3.6%
Boyd Gaming Corp. (b)	50,261	2,864,877
Caesars Entertainment, Inc. (b)	26,322	2,299,490
Churchill Downs, Inc.	16,172	3,004,758
Elior SA (b)(c)	167,423	1,146,947
MGM Resorts International	54,562	2,047,712
Wyndham Hotels & Resorts, Inc.	61,149	4,406,397
		15,770,181
Household Durables - 3.5%
D.R. Horton, Inc.	47,671	4,549,244
Lennar Corp. Class A	22,326	2,347,579
Mohawk Industries, Inc. (b)	14,264	2,780,054
NVR, Inc. (b)	1,066	5,567,292
		15,244,169
Internet & Direct Marketing Retail - 0.3%
Coupang, Inc. Class A (b)(d)	3,173	115,243
Farfetch Ltd. Class A (b)	22,981	1,151,808
		1,267,051
Specialty Retail - 1.9%
AutoZone, Inc. (b)	1,573	2,553,876
Best Buy Co., Inc.	15,528	1,744,571
National Vision Holdings, Inc. (b)	25,539	1,378,595
Ross Stores, Inc.	13,551	1,662,572
Vroom, Inc. (b)(d)	23,630	875,255
		8,214,869
Textiles, Apparel & Luxury Goods - 2.7%
Brunello Cucinelli SpA (b)	78,469	4,868,285
PVH Corp. (b)	23,044	2,410,863
Tapestry, Inc. (b)	74,700	3,159,810
Under Armour, Inc. Class A (sub. vtg.) (b)	61,699	1,261,745
		11,700,703

TOTAL CONSUMER DISCRETIONARY		58,633,053

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (b)	66,393	3,362,142
Kroger Co.	44,880	1,826,616
		5,188,758
Food Products - 1.8%
Bunge Ltd.	24,697	1,917,228
Greencore Group PLC (b)	1,470,533	2,667,473
JDE Peet's BV	31,505	1,060,640
Lamb Weston Holdings, Inc.	17,649	1,178,424
Nomad Foods Ltd. (b)	41,091	1,073,297
		7,897,062

TOTAL CONSUMER STAPLES		13,085,820

ENERGY - 5.7%
Energy Equipment & Services - 0.4%
Oceaneering International, Inc. (b)	109,066	1,446,215
Oil, Gas & Consumable Fuels - 5.3%
Canadian Natural Resources Ltd.	74,450	2,456,802
Cheniere Energy, Inc. (b)	54,683	4,644,227
Energy Transfer LP	410,394	4,046,485
EQT Corp. (b)	50,962	937,191
Golar LNG Ltd. (b)	107,914	1,204,320
Harbour Energy PLC (b)	213,038	968,914
Hess Corp.	67,541	5,162,834
Imperial Oil Ltd.	86,839	2,379,093
Range Resources Corp. (b)	82,495	1,256,399
		23,056,265

TOTAL ENERGY		24,502,480

FINANCIALS - 19.4%
Banks - 8.6%
BOK Financial Corp.	17,547	1,474,123
Comerica, Inc.	62,986	4,324,619
Cullen/Frost Bankers, Inc.	27,439	2,944,753
First Horizon National Corp.	378,226	5,843,592
Huntington Bancshares, Inc./Ohio	370,414	5,215,429
M&T Bank Corp.	33,507	4,484,912
Signature Bank	18,037	4,093,858
UMB Financial Corp.	33,387	3,125,023
WesBanco, Inc.	39,029	1,259,856
Wintrust Financial Corp.	67,548	4,822,927
		37,589,092
Capital Markets - 1.9%
Cboe Global Markets, Inc.	12,060	1,428,748
Lazard Ltd. Class A	46,149	2,178,233
Raymond James Financial, Inc.	15,909	2,059,897
Sixth Street Specialty Lending, Inc.	104,122	2,425,001
		8,091,879
Insurance - 7.7%
American Financial Group, Inc.	50,860	6,433,281
American International Group, Inc.	49,939	2,364,612
Arch Capital Group Ltd. (b)	143,036	5,578,404
Assurant, Inc.	13,172	2,078,673
Beazley PLC (b)	258,937	1,412,336
First American Financial Corp.	55,567	3,740,215
GoHealth, Inc. (b)(d)	98,555	867,284
Hartford Financial Services Group, Inc.	40,447	2,573,238
Hiscox Ltd. (b)	158,033	1,925,152
RenaissanceRe Holdings Ltd.	28,729	4,386,631
The Travelers Companies, Inc.	14,169	2,110,047
		33,469,873
Thrifts & Mortgage Finance - 1.2%
Radian Group, Inc.	228,266	5,154,246

TOTAL FINANCIALS		84,305,090

HEALTH CARE - 7.8%
Health Care Equipment & Supplies - 1.6%
Butterfly Network, Inc. (a)	35,568	382,000
Butterfly Network, Inc. Class A (b)(d)	254,397	2,732,224
Hologic, Inc. (b)	54,086	4,058,613
		7,172,837
Health Care Providers & Services - 4.1%
Centene Corp. (b)	37,844	2,596,477
Guardant Health, Inc. (b)	8,829	969,424
Molina Healthcare, Inc. (b)	32,136	8,773,450
Oak Street Health, Inc. (b)(d)	38,598	2,433,218
Universal Health Services, Inc. Class B	18,419	2,954,592
		17,727,161
Life Sciences Tools & Services - 0.8%
Bruker Corp.	41,318	3,398,406
Pharmaceuticals - 1.3%
Nektar Therapeutics (b)	81,118	1,280,853
Recordati SpA	27,421	1,697,319
UCB SA	11,900	1,287,413
Viatris, Inc.	93,660	1,317,796
		5,583,381

TOTAL HEALTH CARE		33,881,785

INDUSTRIALS - 18.5%
Aerospace & Defense - 1.0%
BWX Technologies, Inc.	27,395	1,573,295
Huntington Ingalls Industries, Inc.	13,826	2,836,127
		4,409,422
Air Freight & Logistics - 1.2%
XPO Logistics, Inc. (b)	36,864	5,112,668
Airlines - 0.5%
JetBlue Airways Corp. (b)	137,137	2,028,256
Building Products - 2.3%
Builders FirstSource, Inc. (b)	77,194	3,435,133
Fortune Brands Home & Security, Inc.	18,697	1,822,397
Jeld-Wen Holding, Inc. (b)	42,173	1,116,741
Owens Corning	39,974	3,843,900
		10,218,171
Commercial Services & Supplies - 0.9%
CoreCivic, Inc. (b)	113,140	1,163,079
Stericycle, Inc. (b)	36,788	2,595,393
		3,758,472
Construction & Engineering - 1.6%
AECOM (b)	77,539	4,881,855
Dycom Industries, Inc. (b)	32,294	2,241,204
		7,123,059
Electrical Equipment - 2.2%
Acuity Brands, Inc.	16,933	2,969,710
Regal Beloit Corp.	18,466	2,718,749
Sensata Technologies, Inc. PLC (b)	39,523	2,316,838
Vertiv Holdings Co.	55,559	1,557,874
		9,563,171
Industrial Conglomerates - 0.5%
Melrose Industries PLC	960,296	2,137,033
Machinery - 5.3%
Allison Transmission Holdings, Inc.	49,674	1,982,489
Donaldson Co., Inc.	70,209	4,647,134
Fortive Corp.	38,634	2,807,146
Kornit Digital Ltd. (b)	11,328	1,497,108
Oshkosh Corp.	31,883	3,811,613
Otis Worldwide Corp.	16,714	1,496,739
Pentair PLC	48,173	3,548,905
Woodward, Inc.	25,109	3,052,250
		22,843,384
Marine - 0.1%
Goodbulk Ltd. (b)	45,656	367,946
Professional Services - 1.3%
Clarivate Analytics PLC (b)	41,496	946,109
Leidos Holdings, Inc.	25,083	2,669,333
Science Applications Internati	24,038	2,098,517
		5,713,959
Road & Rail - 0.9%
Knight-Swift Transportation Holdings, Inc. Class A	80,962	4,023,002
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (b)	59,622	3,188,585

TOTAL INDUSTRIALS		80,487,128

INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 0.3%
Ericsson (B Shares)	109,324	1,260,963
Electronic Equipment & Components - 3.2%
Arrow Electronics, Inc. (b)	44,791	5,310,869
CDW Corp.	12,244	2,244,937
Fabrinet (b)	45,348	4,286,293
Keysight Technologies, Inc. (b)	13,835	2,276,549
		14,118,648
IT Services - 2.7%
Akamai Technologies, Inc. (b)	13,596	1,630,432
Euronet Worldwide, Inc. (b)	8,209	1,172,409
Gartner, Inc. (b)	7,076	1,873,229
Verra Mobility Corp. (b)	104,465	1,599,359
WNS Holdings Ltd. sponsored ADR (b)	68,711	5,657,664
		11,933,093
Semiconductors & Semiconductor Equipment - 0.2%
SiTime Corp. (b)	5,300	718,892
Software - 1.0%
Aspen Technology, Inc. (b)	13,046	1,908,108
Black Knight, Inc. (b)	17,105	1,416,465
Citrix Systems, Inc.	9,421	949,166
		4,273,739

TOTAL INFORMATION TECHNOLOGY		32,305,335

MATERIALS - 6.6%
Chemicals - 2.1%
LG Chemical Ltd.	3,386	2,473,205
Nutrien Ltd.	25,778	1,532,712
Olin Corp.	73,351	3,449,698
Valvoline, Inc.	63,208	1,939,221
		9,394,836
Containers & Packaging - 1.2%
Avery Dennison Corp.	8,879	1,870,628
O-I Glass, Inc. (b)	218,491	3,231,482
		5,102,110
Metals & Mining - 3.3%
Commercial Metals Co.	78,349	2,569,847
Franco-Nevada Corp.	16,837	2,693,029
Lundin Mining Corp.	182,204	1,660,516
Newcrest Mining Ltd.	69,163	1,344,507
Novagold Resources, Inc. (b)	209,086	1,639,036
Steel Dynamics, Inc.	68,488	4,414,052
		14,320,987

TOTAL MATERIALS		28,817,933

REAL ESTATE - 8.1%
Equity Real Estate Investment Trusts (REITs) - 7.3%
Apartment Income (REIT) Corp.	47,879	2,520,351
Cousins Properties, Inc.	69,319	2,753,351
Equity Residential (SBI)	32,390	2,724,971
Gaming & Leisure Properties	72,096	3,413,025
Healthcare Realty Trust, Inc.	90,991	2,900,793
Healthcare Trust of America, Inc.	87,364	2,497,737
National Retail Properties, Inc.	74,839	3,657,382
Spirit Realty Capital, Inc.	63,522	3,190,075
Tanger Factory Outlet Centers, Inc.	78,638	1,350,214
VEREIT, Inc.	64,859	3,176,145
VICI Properties, Inc. (d)	112,248	3,501,015
		31,685,059
Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc. (b)	16,208	3,607,415

TOTAL REAL ESTATE		35,292,474

UTILITIES - 4.0%
Electric Utilities - 3.0%
Alliant Energy Corp.	65,851	3,854,259
FirstEnergy Corp.	59,496	2,279,887
IDACORP, Inc.	29,551	3,116,153
OGE Energy Corp.	111,937	3,777,874
		13,028,173
Gas Utilities - 0.6%
Atmos Energy Corp.	25,346	2,498,862
Multi-Utilities - 0.4%
NiSource, Inc.	69,536	1,722,407

TOTAL UTILITIES		17,249,442

TOTAL COMMON STOCKS
(Cost $367,884,216)		422,535,589

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 0.4%
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Bowery Farming, Inc. Series C1 (a)(e)	19,457	1,172,271
HEALTH CARE - 0.1%
Biotechnology - 0.1%
National Resilience, Inc. Series B (a)(e)	15,539	690,087

TOTAL CONVERTIBLE PREFERRED STOCKS		1,862,358

Nonconvertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.8%
Porsche Automobil Holding SE (Germany)	30,166	3,264,903
TOTAL PREFERRED STOCKS
(Cost $3,766,471)		5,127,261
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (Cost $8,004)(c)(e)(f)(g)	11,365	455
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.06% (h)	7,244,886	7,246,335
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	8,640,480	8,641,344
TOTAL MONEY MARKET FUNDS
(Cost $15,887,679)		15,887,679
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $387,546,370)		443,550,984
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(8,680,435)
NET ASSETS - 100%		$434,870,549

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,279,951 or 0.8% of net assets.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,200,568 or 0.7% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Level 3 security

 (f) Non-income producing - Security is in default.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Bowery Farming, Inc. Series C1	5/18/21	$1,172,271
Butterfly Network, Inc.	2/12/21	$355,680
Endeavor Group Holdings, Inc. Class A	3/29/21	$968,976
National Resilience, Inc. Series B	12/1/20	$212,263

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,210
Fidelity Securities Lending Cash Central Fund	11,276
Total	$12,486

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$9,763,495	$53,364,976	$55,882,136	$--	$--	$7,246,335	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	4,752,459	22,695,587	18,806,702	--	--	8,641,344	0.0%
Total	$14,515,954	$76,060,563	$74,688,838	$--	$--	$15,887,679

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Non-convertible bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.